Note 30 Commitments and guarantees given (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Financial guarantees and other commitments [Line Items]
Loan commitments given		€ 112,127,000,000	€ 132,584,000,000
Financial guarantees given		10,937,000,000	10,665,000,000
Other Commitments And Guarantees Given		36,624,000,000	36,190,000,000
Total Loan commitments and financial guarantees		159,688,000,000	179,440,000,000
Defaulted [Member]
Financial guarantees and other commitments [Line Items]
Loan commitments given		141,000,000	265,000,000
Financial guarantees given	[1]	273,000,000	290,000,000
Other Commitments And Guarantees Given	[1]	389,000,000	477,000,000
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Loan commitments given		3,000,000	0
Financial guarantees given		0	1,000,000
Other Commitments And Guarantees Given		4,000,000	124,000,000
Government [member]
Financial guarantees and other commitments [Line Items]
Loan commitments given		2,622,000,000	2,919,000,000
Financial guarantees given		138,000,000	132,000,000
Other Commitments And Guarantees Given		207,000,000	199,000,000
Banks [Member]
Financial guarantees and other commitments [Line Items]
Loan commitments given		13,149,000,000	11,426,000,000
Financial guarantees given		518,000,000	339,000,000
Other Commitments And Guarantees Given		6,267,000,000	5,285,000,000
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Loan commitments given		4,613,000,000	5,862,000,000
Financial guarantees given		873,000,000	587,000,000
Other Commitments And Guarantees Given		4,577,000,000	2,902,000,000
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Loan commitments given		55,305,000,000	71,011,000,000
Financial guarantees given		9,207,000,000	9,376,000,000
Other Commitments And Guarantees Given		25,403,000,000	27,496,000,000
Households [Member]
Financial guarantees and other commitments [Line Items]
Loan commitments given		36,434,000,000	41,366,000,000
Financial guarantees given		200,000,000	231,000,000
Other Commitments And Guarantees Given		€ 165,000,000	€ 182,000,000

[1]	(*) Impaired financial guarantees given amounted to €662 and €767 million, respectively, as of June 30, 2021 and December 31, 2020, respectively.